LVIP American Income Allocation Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.21%
Asset Allocation Fund–14.40%
✧American Funds®– Capital Income Builder	484,650	$ 31,846,375
		31,846,375
Equity Funds–23.51%
✧American Funds®-
American Mutual Fund	244,162	11,697,814
Investment Company of America	240,591	11,389,551
✢American Funds Insurance Series®-
Growth Fund	155,555	19,365,087
Growth-Income Fund	162,273	9,559,503
		52,011,955
Fixed Income Funds–52.14%
✧American Funds®-
High-Income Trust	435,569	4,473,292
Intermediate Bond Fund of America	1,737,295	23,974,670
Mortgage Fund	874,515	8,867,585
✢American Funds Insurance Series®-
Bond Fund	5,689,195	65,994,664
U.S. Government/AAA-Rated Securities Fund	946,093	12,005,920
		115,316,131
Global Equity Fund–1.89%
✢American Funds Insurance Series®– Global Small Capitalization Fund	123,032	4,172,025
		4,172,025
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–2.93%
✢American Funds Insurance Series®– Global Bond Fund	526,099	$ 6,492,055
		6,492,055
International Equity Funds–5.16%
✧American Funds®– New World Fund	59,067	5,234,475
✢American Funds Insurance Series®– International Fund	264,436	6,177,234
		11,411,709
Money Market Fund–0.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	405,016	405,016
		405,016
Total Investment Companies (Cost $186,215,457)		221,655,266

TOTAL INVESTMENTS–100.21% (Cost $186,215,457)	221,655,266
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(471,602)
NET ASSETS APPLICABLE TO 17,138,080 SHARES OUTSTANDING–100.00%	$221,183,664

✧ Class R-6 shares.
✢ Class 1 shares.
See accompanying notes.
LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$221,655,266	$—	$—	$221,655,266
There were no Level 3 investments at the beginning or end of the period.
LVIP American Income Allocation Fund–2